COMMITMENTS AND CONTINGENCIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Lease monthly payment | $	$ 15,096	$ 15,096	$ 15,096
Lease area | ft²	18,000	18,000
Lease maturity date	Oct. 20, 2024	Oct. 28, 2024